Net fee and commission income	6 Months Ended
Jun. 30, 2023
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.23	£m	£m	£m	£m
Fee type
Transactional	560	1,827	—	2,387
Advisory	57	457	—	514
Brokerage and execution	122	1,042	—	1,164
Underwriting and syndication	—	1,036	—	1,036
Other	27	53	2	82
Total revenue from contracts with customers	766	4,415	2	5,183
Other non-contract fee income	—	74	—	74
Fee and commission income	766	4,489	2	5,257
Fee and commission expense	(188)	(1,707)	(3)	(1,898)
Net fee and commission income	578	2,782	(1)	3,359

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional	515	1,448	—	1,963
Advisory	83	511	—	594
Brokerage and execution	125	762	—	887
Underwriting and syndication	—	1,102	—	1,102
Other	29	80	2	111
Total revenue from contracts with customers	752	3,903	2	4,657
Other non-contract fee income	—	69	—	69
Fee and commission income	752	3,972	2	4,726
Fee and commission expense	(147)	(1,153)	(2)	(1,302)
Net fee and commission income	605	2,819	—	3,424
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.